Income Tax (Expenses) Benefits (Details) - Schedule of deferred components of income taxes - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule Of Deferred Components Of Income Taxes Abstract
Current tax (expenses) benefits		¥ 364	¥ (247)
Deferred tax benefits	46
Total income tax (expenses) benefits	¥ 46	¥ 364	¥ (247)